Property And Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Property And Equipment [Abstract]
Property And Equipment

6. Property and Equipment

Property and equipment by category is as follows (in thousands):

	September 30, 2011	December 31, 2010
Computer and software	$56,885	$46,653
Furniture and fixtures	9,925	9,529
Leasehold improvements	2,694	2,421

Total	69,504	58,603
Less accumulated depreciation	(40,568)	(30,422)

Property and equipment, net	$28,936	$28,181

Depreciation expense was $3.5 million for the three months ended September 30, 2011 and 2010, respectively, and $10.3 million and $9.9 million for the nine months ended September 30, 2011 and 2010, respectively.

Included in fixed assets are $8.2 million and $6.1 million of equipment under capital lease at September 30, 2011 and December 31, 2010, respectively. Accumulated amortization of assets under capital lease totaled $4.9 million and $3.2 million at September 30, 2011 and December 31, 2010, respectively.

6. Property and Equipment

Property and equipment by category is as follows (in thousands):

	December 31,
	2009	2010
Computer and software	$32,655	$46,653
Furniture and fixtures	9,176	9,529
Leasehold improvements	2,092	2,421

Total	43,923	58,603
Less accumulated depreciation	(17,181)	(30,422)

Property and equipment, net	$26,742	$28,181

Depreciation expense was $6.0 million, $10.2 million and $13.4 million for the years ended December 31, 2008, 2009 and 2010, respectively.

Included in fixed assets are $6.1 million and $6.1 million equipment under capital lease at December 31, 2009 and 2010 respectively. Accumulated amortization of assets under capital lease totaled $1.2 million and $3.2 million at December 31, 2009 and 2010, respectively.